Un-audited Interim Condensed Consolidated Statement of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net (loss)	$ (14,334)	$ (20,411)
Adjustments:
Depreciation and amortization	2,700	5,509
Share-based compensation	14,472	17,927
Allowance for doubtful accounts-accounts receivable	189
Allowance for doubtful accounts-other receivable	800
Inventory	11,217	(102,566)
Accounts receivable	20,391
Other receivables	(138,389)	(196,620)
Amount due from related parties	(10,622)	(10,183)
Intangible assets	(837)	(12,221)
Accrued liabilities	(3,085)	24
Accounts payable	5,400	(13,118)
Tax payable	(2,323)	(6,024)
Other payables	7,415	(8,338)
Amount due to related parties	1,390	2,406
Contract liability	192	4,450
Lease liabilities	1,107
Net cash used in operating activities:	(104,317)	(339,165)
Cash flows from investing activities:
Purchase of property, equipment and software		(34,205)
Proceeds from disposal of property, equipment and software	1,597
Disposition of assets-P2P		3,500
Net cash (used in)/generated from investing activities	1,597	(30,705)
Cash flows from financing activities:
Proceeds from share issuance, net of issuance costs	18,483	551,824
Net cash generated from financing activities	18,483	551,824
Effect of exchange rates on cash and cash equivalents	(6,443)	2,887
Net increase/(decrease) on cash and cash equivalents	(90,680)	184,841
Cash and cash equivalents at beginning of the period	338,026	610
Cash and cash equivalents at end of the period	247,346	185,451
Supplemental cash flow information
Cash paid for income tax	$ 1,061